Other equity instruments	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Other equity instruments
31 Other equity instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Non-cumulative subordinated notes 1)	Long Term Incentive Plans 2)	Total
At January 1, 2020	500	1,564	454	-	53	2,571
Shares granted	-	-	-	-	22	22
Shares vested	-	-	-	-	(25)	(25)
At December 31, 2020	500	1,564	454	-	50	2,569

At January 1, 2019	-	2,808	454	-	58	3,320
Shares granted	-	-	-	-	21	21
Shares vested	-	-	-	-	(26)	(26)
Securities issued	500	-	-	-	-	500
Securities redeemed	-	(1,244)	-	-	-	(1,244)
At December 31, 2019	500	1,564	454	-	53	2,571

At January 1, 2018	-	3,008	454	271	61	3,794
Shares granted	-	-	-	-	16	16
Shares vested	-	-	-	-	(19)	(19)
Securities redeemed	-	(200)	-	(271)	-	(471)
At December 31, 2018	-	2,808	454	-	58	3,320

1	With effect on May 15, 2018, Aegon has exercised its right to redeem USD 525 million non-cumulative subordinated notes, subsequently leading to their redemption.
2	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2020	2019	2018
EUR 500 million	5.625% 1)	Semi-annually, April 15	2029	500	500	-
At December 31				500	500	-

1	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.

The securities have been issued at par and have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment cancelation. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time between April 15, 2029 and October 15, 2029 and every reset date (October 15, with five year intervals) thereafter. Upon breach of certain regulatory capital requirement levels, the securities convert into common shares.

Junior perpetual capital securities	Coupon rate	Coupon date	Year of next call	2020	2019	2018
USD 500 million	6.50%	Quarterly, December 15	Called in 2019	-	-	424
USD 250 million	floating LIBOR rate 1)	Quarterly, December 15	2021	212	212	212
USD 500 million	floating CMS rate 2)	Quarterly, July 15	2021	402	402	402
USD 1 billion	6.375%	Quarterly, June 15	Called in 2019	-	-	821
EUR 950 million	floating DSL rate 3)	Quarterly, July 15	2021	950	950	950
At December 31				1,564	1,564	2,808

1
The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

2
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

3
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

The interest rate exposure on some of these securities has been swapped to a three-month LIBOR and/or EURIBOR based yield.
The securities have been issued at par. The securities have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment deferral and, in situations under Aegon’s control, mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2020	2019	2018
EUR 203 million	4.260% 1), 4)	Annually, March 4	2021	203	203	203
EUR 114 million	1.506% 2), 4)	Annually, June 8	2025	114	114	114
EUR 136 million	1.425% 3), 4)	Annually, October 14	2028	136	136	136
At December 31				454	454	454

1
The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021. Per March 4, 2021 the coupon has been reset to 0.496%.

2	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
3	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of 85 basis points.

These bonds have the same subordination provisions as dated subordinated debt. In addition, the conditions of the bonds contain provisions for interest deferral.
Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of next call.

Aegon N.V [member]
Statement [LineItems]
Other equity instruments
15 Other equity instruments

	Perpetual contingent convertible securities	Junior perpetual capital securities	Perpetual cumulative subordinated bonds	Long Term Incentive Plans 1)	Total
At January 1, 2020	500	1,564	454	53	2,571
Shares granted	-	-	-	22	22
Shares vested	-	-	-	(25)	(25)
At December 31, 2020	500	1,564	454	50	2,569

At January 1, 2019	-	2,808	454	58	3,320
Shares granted	-	-	-	21	21
Shares vested	-	-	-	(26)	(26)
Securities issued	500	-	-	-	500
Securities redeemed	-	(1,244)	-	-	(1,244)
At December 31, 2019	500	1,564	454	53	2,571

1	Long Term Incentive Plans include the shares granted to personnel which are not yet vested.

Perpetual contingent convertible securities	Coupon rate	Coupon date	Year of next call	2020	2019
EUR 500 million	5.625% 1)	Semi-annually, April 15	2029	500	500
At December 31				500	500

1	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.
The securities have been issued at par and have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment cancelation. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time between April 15, 2029 and October 15, 2029 and every reset date (October 15, with five year intervals) thereafter. Upon breach of certain regulatory capital requirement levels, the securities convert into common shares.

Junior perpetual capital securities	Coupon rate	Coupon date	Year of next call	2020	2019
USD 250 million	floating LIBOR rate 1)	Quarterly, December 15	2021	212	212
USD 500 million	floating CMS rate 2)	Quarterly, July 15	2021	402	402
EUR 950 million	floating DSL rate 3)	Quarterly, July 15	2021	950	950
At December 31				1,564	1,564

1
The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.

2
The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.

3
The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year
Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.

The interest rate exposure on some of these securities has been swapped to a three-month LIBOR and/or EURIBOR based yield.

The securities have been issued at par. The securities have subordination provisions, rank junior to all other liabilities and senior to shareholders’ equity only. The conditions of the securities contain certain provisions for optional and required coupon payment deferral and, in situations under Aegon’s control, mandatory coupon payment events. Although the securities have no stated maturity, Aegon has the right to call the securities for redemption at par for the first time on the coupon date in the years as specified, or on any coupon payment date thereafter.

Perpetual cumulative subordinated bonds	Coupon rate	Coupon date	Year of next call	2020	2019
EUR 203 million	4.260% 1), 4)	Annually, March 4	2021	203	203
EUR 114 million	1.506% 2) , 4)	Annually, June 8	2025	114	114
EUR 136 million	1.425% 3) , 4)	Annually, October 14	2028	136	136
At December 31				454	454

1
The coupon of the EUR 203 million bonds was originally set at 7.125% until March 4, 2011. Subsequently, the coupon has been reset at 4.26% until March 4, 2021. Per March 4, 2021 the coupon has been reset to 0.496%.

2	The coupon of the EUR 114 million bonds was originally set at 8% until June 8, 2005. Subsequently, the coupon has been reset at 4.156% until June 8, 2015 and 1.506% until June 8, 2025.
3	The coupon of the EUR 136 million bonds was originally set at 7.25% until October 14, 2008. Subsequently, the coupon has been reset at 5.185% until October 14, 2018 and 1.425% until October 14, 2028.
4
If the bonds are not called on the respective call dates and after consecutive period of ten years, the coupons will be reset at the then prevailing effective yield of ten-year
Dutch government securities plus a spread of 85 basis points.

These bonds have the same subordination provisions as dated subordinated debt. In addition, the conditions of the bonds contain provisions for interest deferral.
Although the bonds have no stated maturity, Aegon has the right to call the bonds for redemption at par for the first time on the coupon date in the year of next call.